Business Combinations (Details) - RM / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Business Combination [Line Items]
Ordinary share	1
Issued paid capital	100.00%
Additional ordinary shares		49,000
ARB Synergy [Member]
Business Combination [Line Items]
Issued paid capital	100.00%
ARB WMS [Member]
Business Combination [Line Items]
Ordinary shares per value (in Ringgits per share)		RM 1